Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information
The supplemental Cash Flow information of the Partnership is as follows:

(in US$ millions)	2016	2015	2014
Cash interest paid	26.4	18.8	23.4
Cash corporate income tax paid	0.3	—	—

Non-cash Transactions in Equity:
In 2014, VTTI Operating converted $200.0 million of intercompany debt with VTTI into equity. As VTTI and VTTI Operating are under common control, this transaction has been recorded in the consolidated and combined carve-out statement of changes in partners’ capital/owners’ equity.